Note 10 - Financial Assets at Amortised Cost - Other Financial Assets (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2017
Other Financial Assets Abstract
Financial Debtors for Spot Transactions Pending Settlement	$ 6,842,344,000	$ 2,113,679,000		$ 0
Non-Financial Debtors for Spot Transactions Pending Settlement	91,052,000	163,080,000		138,238,000
Other Receivables	1,753,206,000	1,056,219,000		964,751,000
Other Financial Assets Designated As Measured at Amortised Cost	550,635,000	81,973,000		131,361,000
Allowances for Loan Losses of Other Financial Assets	(2,000)	0	[1]	0	[1]
Total Other Financial Assets	$ 9,237,235,000	$ 3,414,951,000		$ 1,234,350,000

[1]	The Bank calculated the allowance for loan losses in accordance with IAS 39.